Stock-Based Compensation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock-based compensation cost, allocation of recognized costs
Pre-tax stock-based compensation cost	$ 688	$ 697	$ 629
Income tax benefits	(240)	(246)	(240)
Total Stock-based compensation cost	448	450	389
Stock-based compensation cost, unrecognized, related to non-vested awards	1,101	1,169
Stock-based compensation cost, unrecognized, related to non-vested awards, weighted average period of recognition	3 years
Cost
Stock-based compensation cost, allocation of recognized costs
Pre-tax stock-based compensation cost	132	120	94
Selling, general and administrative
Stock-based compensation cost, allocation of recognized costs
Pre-tax stock-based compensation cost	498	514	488
Research, development and engineering
Stock-based compensation cost, allocation of recognized costs
Pre-tax stock-based compensation cost	59	62	48
Other (income) and expense
Stock-based compensation cost, allocation of recognized costs
Pre-tax stock-based compensation cost	$ (1)		$ (1)